Financial risk management (Details 6) $ in Thousands	12 Months Ended
Dec. 31, 2024 USD ($)
Reasonably possible scenario +26.70% CDI
Financial risk management
Borrowings, interest rate basis	26.70
Reasonably possible scenario -7.10% SOFR
Financial risk management
Borrowings, interest rate basis	7.10
Interest rate decrease -40%
Financial risk management
Borrowings, interest rate basis	40
Interest rate increase +40%
Financial risk management
Borrowings, interest rate basis	40
CDI exposure
Financial risk management
Assets (liabilities) net exposure	$ (8,927)
Borrowings, interest rate	12.15%
CDI exposure | Reasonably possible scenario +26.70% CDI
Financial risk management
Borrowings, interest rate	15.39%
Effects on profit or loss	$ (289)
CDI exposure | Reasonably possible scenario -7.10% SOFR
Financial risk management
Borrowings, interest rate	0.00%
Effects on profit or loss	$ 0
CDI exposure | Interest rate decrease -40%
Financial risk management
Borrowings, interest rate	7.29%
Effects on profit or loss	$ 434
CDI exposure | Interest rate increase +40%
Financial risk management
Borrowings, interest rate	17.01%
Effects on profit or loss	$ (434)
SOFR exposure
Financial risk management
Assets (liabilities) net exposure	$ (63,708)
Borrowings, interest rate	4.49%
SOFR exposure | Reasonably possible scenario +26.70% CDI
Financial risk management
Borrowings, interest rate	0.00%
Effects on profit or loss	$ 0
SOFR exposure | Reasonably possible scenario -7.10% SOFR
Financial risk management
Borrowings, interest rate	4.17%
Effects on profit or loss	$ 204
SOFR exposure | Interest rate decrease -40%
Financial risk management
Borrowings, interest rate	0.00%
Effects on profit or loss	$ 0
SOFR exposure | Interest rate increase +40%
Financial risk management
Borrowings, interest rate	0.00%
Effects on profit or loss	$ 0